Significant Accounting Policies and Practices (Details) - Schedule of changes in goodwill	3 Months Ended
Mar. 31, 2022 USD ($)
Schedule of changes in goodwill [Abstract]
Beginning of period	$ 1,374,835
Goodwill acquired in a business combination	8,950
Impairment of goodwill
Ending of period	$ 1,383,785